PROVISION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provision for contingencies
	Tax(1)	Regulatory(1)	Civil	Labor	Contingent liabilities (PPA)	Provision for fines for canceling lease agreements(2)	Provision for asset decommissioning	Amounts to be refunded to customers	Total
Balance on December 31, 2022	2,483,427	1,869,035	1,192,900	540,190	978,072	482,620	462,705	601,882	8,610,831
Additions (reversal), net (Note 27.)	83,825	(64,452)	302,700	366,856	(27,186)	(260,198)	(79,836)	—	321,709
Other additions (reversal)	—	—	(690)	—	—	—	8,971	—	8,281
Write-offs due to payment	(18,770)	(166,229)	(493,828)	(377,139)	—	(181,429)	—	(505,281)	(1,742,676)
Merger – Vita IT	—	—	—	—	(18,227)	—	—	—	(18,227)
Business combination – Vale Saúde Sempre	1,063	—	—	936	887	—	—	—	2,886
Interest accruals (Note 28.)	203,778	122,512	225,913	162,869	69,355	—	15,406	—	799,833
Balance on December 31, 2023	2,753,323	1,760,866	1,226,995	693,712	1,002,901	40,993	407,246	96,601	7,982,637
Additions (reversal), net (Note 27)	40,063	(377,510)	251,429	420,471	(12,517)	(10,798)	(5,083)	—	306,055
Other additions (reversal)	(489,082)	—	—	—	(410)	14,929	9,642	—	(464,921)
Write-offs due to payment	(70,922)	(16,299)	(340,327)	(423,720)	—	(4,119)	—	(5,938)	(861,325)
Business combination – IPNET (Note 1.c.2.)	55,001	—	—	31,669	8,964	—	—	—	95,634
Net interest accruals (Note 28.)	(265,396)	(215,962)	273,044	213,409	76,201	—	409	—	81,705
Balance on December 31, 2024	2,022,987	1,151,095	1,411,141	935,541	1,075,139	41,005	412,214	90,663	7,139,785

Balance on December 31, 2023
Current	15,034	32,363	334,152	381,606	—	40,993	222	96,601	900,971
Non-current	2,738,289	1,728,503	892,843	312,106	1,002,901	—	407,024	—	7,081,666
Total	2,753,323	1,760,866	1,226,995	693,712	1,002,901	40,993	407,246	96,601	7,982,637

Balance on December 31, 2024
Current	160,947	195,063	573,679	701,300	5,075	41,005	3,265	90,663	1,770,997
Non-current	1,862,040	956,032	837,462	234,241	1,070,064	—	408,949	—	5,368,788
Total	2,022,987	1,151,095	1,411,141	935,541	1,075,139	41,005	412,214	90,663	7,139,785

(1)In 2024, relevant events occurred in the movements of provisions, being: (i) Tax: write-off of R$885,471 due to the Company's adherence to tax amnesty programs in the States of SP and PR, with gains from the reversal of operating expenses of provision for contingencies of R$26,546 (Note 27), gains from the reversal of financial expenses of monetary update of provisions for contingencies of R$374,271 (Note 28) and assumption of debt of R$484,654 (Note 21); and (ii) Regulatory: write-off of R$792,378 due to the Commitment Agreement Associated with the Self-Composition Negotiations for Adapting the STFC Concession Contracts to Authorization Instruments (Note 1.b.), with gains from the reversal of operating expenses of provision for contingencies of R$386,392 (Note 27.) and gains from the reversal of financial expenses of monetary restatement of provisions for contingencies of R$405,986 (Note 28.).
(2)In 2023, net inflows (reversals) refer to the net gain from negotiations with TowerCo, resulting from lease agreements arising from the acquisition of Garliava in 2022.

Tax(1)
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

Nature/Degree of Risk	12.31.2024	12.31.2023
Provisions	2,022,987	2,753,323
Federal	809,765	796,996
State	466,590	1,329,319
Municipal	136,995	48,917
FUST	609,637	578,091
Possible losses	40,850,071	36,963,009
Federal	4,419,439	3,534,240
State	25,760,365	23,130,420
Municipal	682,468	633,097
FUST, FUNTTEL and FISTEL	9,987,799	9,665,252

Civil
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

Nature/Degree of Risk	12.31.2024	12.31.2023
Provisions	1,411,141	1,226,995
Possible losses	2,000,926	2,126,718

Regulatory
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

Nature/Degree of Risk	12.31.2024	12.31.2023
Provisions	1,151,095	1,760,866
Possible losses	3,066,637	6,765,178